Investments in Associates and Joint Ventures - Balance sheet information (Details) - MXN ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Investments in associates and joint ventures
Current assets	$ 72,052,868	$ 87,044,703
Non-current assets	225,117,725	210,175,398
Total assets	297,170,593	297,220,101
Current liabilities	48,531,443	50,764,817
Non-current liabilities	144,108,459	146,798,370
Total liabilities	192,639,902	197,563,187
Investments accounted for using equity method
Investments in associates and joint ventures
Current assets	4,916,041	9,904,652
Non-current assets	25,818,848	31,093,027
Total assets	30,734,889	40,997,679
Current liabilities	2,157,473	6,855,976
Non-current liabilities	17,779,961	19,942,993
Total liabilities	19,937,434	26,798,969
Net assets	$ 10,797,455	$ 14,198,710